FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Carrying value and fair value of financial assets (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Carrying value | Early settlement options
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Asset		$ 0.4
Carrying value | Foreign exchange forward contracts
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Asset		2.5
Carrying value | Cross-currency interest rate swaps
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Asset	$ 562.2	806.5
Fair value | Early settlement options
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Asset		0.4
Fair value | Foreign exchange forward contracts
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Asset		2.5
Fair value | Cross-currency interest rate swaps
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Asset	$ 562.2	$ 806.5